Related Party Transactions	3 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 - RELATED PARTY TRANSACTIONS

Founder Shares

On May 26, 2021, the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain expenses in consideration for 7,187,500 Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”). On September 20, 2021, the Sponsor surrendered an aggregate of 1,437,500 Class B ordinary shares to the Company’s capital for no consideration, and on December 8, 2021, the Sponsor effected a share capitalization, resulting in the Sponsor holding an aggregate of 6,325,000 Class B ordinary shares. In December 2021, the Sponsor transferred to Nomura Securities International, Inc. (“Nomura”), the underwriter of the Initial Public Offering, an aggregate of 474,375 Founder Shares at the Sponsor’s original purchase price of $1,500, subject to forfeiture by Nomura if the Initial Public Offering was terminated or if Nomura was not the underwriter of the Initial Public Offering. As a result, the Sponsor holds 5,850,625 Founder Shares and Nomura holds 474,375 Founder Shares. Up to 825,000 Founder Shares were subject to forfeiture to the extent that the over-allotment option is not exercised in full by the underwriter, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. On December 21, 2021, the underwriters fully exercised the over-allotment option to purchase an additional 3,300,000 Units. As a result, the 825,000 Founder Shares are no longer subject to forfeiture.

The Company determined that the excess of the fair value of the Founder Shares acquired by Nomura from the Sponsor over the price paid by Nomura should be recognized as an offering cost by the Company in accordance with SEC Staff Accounting Bulletin (“SAB”) Topic 5A, “Expenses of Offerings.” The allocated portion of the additional offering cost associated with the Class A ordinary shares was charged to the carrying value of Class A ordinary shares subject to possible redemption upon the completion of the Initial Public Offering.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 8,050,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant to the Sponsor, generating proceeds of approximately $8.1 million. In connection with the full exercise of the over-allotment option on December 21, 2021, the Sponsor purchased an additional 825,000 Private Placement Warrants at a purchase price of $1.00 per Private Placement Warrant, generating additional gross proceeds to the Company of $800,000, and the remaining $25,000 was a receivable. This receivable amount was offset against the Note (as defined below).

Each warrant is exercisable to purchase one Class A ordinary share at $11.50 per share. A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.

The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.

Promissory Note - Related Party

The Sponsor agreed to loan the Company up to $500,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note, dated May 26, 2021, and amended on October 26, 2021, (the “Note”). This loan was non-interest bearing and payable on the earlier of March 31, 2022, or the completion of the Initial Public Offering. As of the date of the Initial Public Offering, the Company had borrowed approximately $453,000 under the Note. In December 2021, subsequent to the Initial Public Offering, the Company repaid $200,000 on the Note and also offset the $25,000 receivable related to the Private Placement Warrants against the Note. As a result, as of December 31, 2021, the Company had approximately $228,000 outstanding on the Note, which was due upon demand. In March 2022, the Company repaid the remaining balance of the Note to the Sponsor. As of March 31, 2024 and December 31, 2023, the Company had no outstanding balance under the Note.

On December 9, 2022, in connection with the extension of the deadline for the Company to complete its initial business combination to March 13, 2023, the Sponsor funded an extension payment for $2,530,000 into the Trust Account. This amount is non-interest bearing and payable on the completion of the Business Combination. The funds were deposited directly into the trust account. As of March 31, 2024 and December 31, 2023, the balance of the loan was $2,530,000 and $2,400,489, respectively.

Working Capital Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors, may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to it. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of March 31, 2024 and December 31, 2023, the Company had no borrowings under the Working Capital Loans.

Administrative Support Agreement

On December 8, 2021, the Company entered into an agreement with the Sponsor, pursuant to which the Company agreed to reimburse the Sponsor for office space, secretarial and administrative services provided to the Company in the amount of $10,000 per month through the earlier of the consummation of the initial Business Combination and the Company’s liquidation. For the three months ended March 31, 2024 and 2023, the Company incurred and accrued expenses of $30,000 and $30,000, respectively, under this agreement. As of March 31, 2024 and December 31, 2023, the Company had an outstanding balance of $150,000 and $120,000 under this agreement, respectively, which is included in “Accounts payable and accrued expenses” on the accompanying balance sheets.

Due from Related Party

On June 20, 2023, the Company was paid the $1,057,397 due from related party in full and the amount owed to the Company was transferred into the Company’s operating bank account.

As of March 31, 2024 and December 31, 2023, the Company had a balance of $0, due from a related party to support the Company’s operations. The balance was unsecured and non-interest bearing.

Advances from Sponsor

During the three months ended March 31, 2024, the Sponsor paid for operating expenses on behalf of the Company. These amounts are reflected on the consolidated balance sheets as advances from Sponsor. The advances are non-interest bearing and are payable on demand. As of March 31, 2024, the Company had advances owed to the Sponsor in the amount of $214,177. As of December 31, 2023, the Company had no advances owed to the Sponsor.